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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                   	Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Equity Opportunity Fund
           Schedule of Investments  8/31/08 (unaudited)

 Shares                                                          Value

           COMMON STOCKS - 91.6 %
           Energy - 11.1 %
           Coal & Consumable Fuels - 4.9 %
    6,600  Arch Coal, Inc.                                  $     357,984
    5,000  Consol Energy, Inc.                                    338,550
   12,840  Massey Energy Co.                                      846,926
   11,800  Patriot Coal Corp. *                                   707,528
                                                            $   2,250,988
           Oil & Gas Exploration & Production - 4.4 %
    6,380  Apache Corp.                                     $     729,744
    8,650  Plains Exploration and Product Co. * (b)               466,235
   20,720  Southwestern Energy Co. *                              795,026
                                                            $   1,991,005
           Oil & Gas Refining & Marketing - 0.8 %
   11,190  Valero Energy Corp.                              $     388,964
           Oil & Gas Storage & Transportation - 1.0 %
   26,860  EL Paso Corp.                                    $     450,174
           Total Energy                                     $   5,081,131
           Materials - 5.9 %
           Construction Materials - 1.3 %
   10,993  Texas Industries, Inc. (b)                       $     579,001
           Diversified Metals & Mining - 2.7 %
    9,320  Freeport-McMoRan Copper & Gold, Inc. (Class B)   $     832,462
  129,840  Polyment Mining Corp. * (b)                            420,682
                                                            $   1,253,144
           Metal & Glass Containers - 1.9 %
   31,380  Crown Holdings, Inc. *                           $     870,481
           Total Materials                                  $   2,702,626
           Capital Goods - 16.9 %
           Aerospace & Defense - 5.3 %
   22,210  Raytheon Co.                                     $   1,332,378
   16,560  United Technologies Corp.                            1,086,170
                                                            $   2,418,548
           Construction & Engineering - 2.4 %
   44,970  KBR, Inc.                                        $   1,104,014
           Electrical Component & Equipment - 4.6 %
   12,385  AMETEK, Inc.                                     $     601,168
   21,610  Belden CDT, Inc. (b)                                   793,951
   14,250  General Cable Corp. * (b)                              701,385
                                                            $   2,096,504
           Industrial Machinery - 4.6 %
   20,440  Idex Corp.                                       $     757,711
   11,250  SPX Corp.                                            1,341,563
                                                            $   2,099,274
           Total Capital Goods                              $   7,718,340
           Commercial Services & Supplies - 1.5 %
           Office Services & Supplies - 1.5 %
   13,770  Avery Dennison Corp.                             $     664,265
           Total Commercial Services & Supplies             $     664,265
           Automobiles & Components - 0.8 %
           Auto Parts & Equipment - 0.8 %
   12,300  Johnson Controls, Inc.                           $     380,316
           Total Automobiles & Components                   $     380,316
           Consumer Services - 1.7 %
           Casinos & Gaming - 1.7 %
   19,030  International Game Technology                    $     407,813
   32,560  Pinnacle Entertainment, Inc. * (b)                     361,090
                                                            $     768,903
           Total Consumer Services                          $     768,903
           Media - 1.0 %
           Publishing - 1.0 %
   10,600  McGraw-Hill Co., Inc.                            $     454,104
           Total Media                                      $     454,104
           Retailing - 3.9 %
           Apparel Retail - 3.0 %
    6,700  Abercrombie & Fitch Co.                          $     351,415
    9,500  Ross Stores, Inc.                                      381,995
   30,290  The Limited Brands, Inc.                               630,032
                                                            $   1,363,442
           Department Stores - 0.4 %
    5,000  J.C. Penney Co., Inc.                            $     194,850
           General Merchandise Stores - 0.5 %
    5,800  Dollar Tree Stores, Inc. * (b)                   $     222,488
           Total Retailing                                  $   1,780,780
           Food & Drug Retailing - 1.1 %
           Drug Retail - 1.1 %
   13,270  CVS Corp.                                        $     485,682
           Total Food & Drug Retailing                      $     485,682
           Food Beverage & Tobacco - 1.0 %
           Tobacco - 1.0 %
   22,300  Altria Group, Inc.                               $     468,969
           Total Food Beverage & Tobacco                    $     468,969
           Health Care Equipment & Services - 9.5 %
           Health Care Equipment - 7.4 %
  132,193  Insulet Corp * (b)                               $   1,895,648
   56,000  Thoratec Corp. *                                     1,491,840
                                                            $   3,387,488
           Health Care Supplies - 2.1 %
   26,470  Inverness Medical Innovations, Inc. * (b)        $     940,214
           Total Health Care Equipment & Services           $   4,327,702
           Pharmaceuticals & Biotechnology - 10.7 %
           Biotechnology - 4.6 %
   49,060  BioMarin Pharmaceutical, Inc. * (b)              $   1,478,668
   28,500  Cubist Pharmaceuticals, Inc. *                         627,855
                                                            $   2,106,523
           Life Sciences Tools & Services - 4.4 %
   27,190  AMAG Pharmaceuticals, Inc. * (b)                 $   1,051,981
   15,310  Thermo Fisher Scientific, Inc. *                       927,174
                                                            $   1,979,155
           Pharmaceuticals - 1.7 %
   88,670  Cardiome Pharma Corp. *                          $     779,409
           Total Pharmaceuticals & Biotechnology            $   4,865,087
           Banks - 2.9 %
           Regional Banks - 1.2 %
    7,100  City National Corp. (b)                          $     351,379
    1,300  Cullen Frost Bankers, Inc.                              72,384
    8,200  Marshall & Ilsley Corp. (b)                            126,280
                                                            $     550,043
           Thrifts & Mortgage Finance - 1.7 %
   46,200  New York Community Bancorp, Inc. (b)             $     759,990
           Total Banks                                      $   1,310,033
           Diversified Financials - 4.1 %
           Asset Management & Custody Banks - 0.5 %
    6,300  The Bank of New York Mellon Corp.                $     218,043
           Investment Banking & Brokerage - 2.2 %
    1,300  Goldman Sachs Group, Inc. *                      $     213,161
    5,730  Investment Technology Group, Inc. *                    183,360
    3,900  Lazard Ltd.                                            165,321
    8,700  Merrill Lynch & Co., Inc.                              246,645
    5,200  Morgan Stanley                                         212,316
                                                            $   1,020,803
           Specialized Finance - 1.4 %
    1,200  CME Group, Inc.                                  $     402,456
    2,700  Intercontinental Exchange, Inc. *                      237,681
                                                            $     640,137
           Total Diversified Financials                     $   1,878,983
           Real Estate - 2.0 %
           Industrial Real Estate Investment Trusts - 0.5 %
    5,500  ProLogis Trust                                   $     236,830
           Mortgage Real Estate Investment Trusts - 0.9 %
   25,720  Annaly Capital Management, Inc.                  $     384,771
           Office Real Estate Investment Trusts - 0.6 %
   10,400  BioMed Property Trust, Inc.                      $     278,512
           Total Real Estate                                $     900,113
           Software & Services - 3.0 %
           Internet Software & Services - 0.8 %
   17,000  Akamai Technologies, Inc. * (b)                  $     389,300
           Systems Software - 2.2 %
   14,000  BMC Software, Inc. *                             $     455,840
   13,400  McAfee, Inc. *                                         530,104
                                                            $     985,944
           Total Software & Services                        $   1,375,244
           Technology Hardware & Equipment - 6.6 %
           Communications Equipment - 3.5 %
   42,110  Cisco Systems, Inc. *                            $   1,012,746
   34,600  Riverbed Technology, Inc. * (b)                        588,546
                                                            $   1,601,292
           Computer Storage & Peripherals - 1.0 %
   17,700  NETAPP, Inc. *                                   $     450,996
           Electronic Equipment & Instruments - 2.1 %
    9,360  Itron, Inc. * (b)                                $     969,509
           Total Technology Hardware & Equipment            $   3,021,797
           Semiconductors - 3.3 %
           Semiconductor Equipment - 2.8 %
   70,450  Applied Materials, Inc.                          $   1,262,464
           Semiconductors - 0.5 %
   27,200  ON Semiconductor Corp.                           $     257,584
           Total Semiconductors                             $   1,520,048
           Utilities - 4.6 %
           Indep Power Producer & Energy Traders - 0.6 %
   16,200  Calpine Corp. *                                  $     291,600
           Multi-Utilities - 4.0 %
   24,770  NSTAR                                            $     838,217
   16,920  Sempra Energy                                          980,006
                                                            $   1,818,223
           Total Utilities                                  $   2,109,823
           COMMON STOCKS
           (Cost  $41,738,155)                              $  41,813,946
           CORPORATE BONDS - 2.7 %
           Software & Services - 1.6 %
           Data Processing & Outsourced Services - 1.6 %
  870,000  First Data Corp., 9.875%, 9/24/15 (144A)         $     750,375
           Total Software & Services                        $     750,375
           Utilities - 1.0 %
           Electric Utilities - 1.0 %
  460,000  TXU Energy Co., 10.25%, 11/1/15                  $     458,850
           Total Utilities                                  $     458,850
           TOTAL CORPORATE BONDS
           (Cost  $1,264,445)                               $   1,209,225
           EXCHANGE TRADED FUNDS- 4.0 %
           Diversified Financials - 4.0 %
           Diversified Financial Services - 4.0 %
   56,500  KBW Regional Banking ETF  (b)                    $   1,813,650
           Total Diversified Financials                     $   1,813,650
           TOTAL EXCHANGE TRADED FUNDS
           (Cost  $1,622,150)                               $   1,813,650
Principal
  Amount                                                         Value
           Securities Lending Collateral  - 24.7%
           Certificates of Deposit:
 321,350   CBA, 3.02%, 7/16/09                              $     321,350
 160,675   Citibank,  2.73%, 10/30/08                             160,675
 160,675   Abbey National Plc, 3.15%, 8/13/09                     160,675
 160,781   Banco Santander NY, 3.09%, 12/22/08                    160,781
 160,631   Bank of Nova Scotia, 3.18%, 5/5/09                     160,631
  57,809   Bank of Scotland NY, 2.89%, 11/4/08                     57,809
 256,523   Bank of Scotland NY, 3.03%, 9/26/08                    256,523
 289,215   Barclays Bank, 3.18%, 5/27/09                          289,215
 321,350   BNP Paribas NY,  2.72%, 11/3/08                        321,350
 134,967   Calyon NY, 2.64%, 9/29/08                              134,967
  32,079   Calyon NY, 2.69%, 1/16/09                               32,079
  18,923   Calyon NY, 2.69%, 1/16/09                               18,923
 119,166   Dexia Bank NY, 3.37%, 9/29/08                          119,166
 289,215   DNB NOR Bank ASA NY, 2.9%, 6/8/09                      289,215
  13,813   Fortis, 3.11%, 9/30/08                                  13,813
 294,356   Intesa SanPaolo S.p.A., 2.72%, 5/22/09                 294,356
  18,581   NORDEA NY, 2.72%, 4/9/09                                18,581
  15,409   NORDEA NY, 2.73%, 12/1/08                               15,409
 160,675   Royal Bank of Canada NY, 2.6%, 9/5/08                  160,675
 241,012   Royal Bank of Canada NY, 3.0%, 8/7/09                  241,012
  96,440   Bank of Scotland NY, 2.96%, 11/3/08                     96,440
  18,634   Skandinavian Enskilda Bank NY, 3.18%, 9/22/08           18,634
  32,077   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09           32,077
 289,215   Svenska Bank NY, 2.7%, 7/8/09                          289,215
 202,450   Toronto Dominion Bank NY, 2.77%, 9/5/08                202,450
  96,405   Toronto Dominion Bank NY, 2.75%, 11/5/08                96,405
 160,675   Wachovia, 3.62%, 10/28/08                              160,675
                                                            $   4,123,102
           Commercial Paper:
  31,954   Dexdel, 2.7%, 11/10/08                           $      31,954
 319,026   JP Morgan Chase & Co., 1.42%, 12/3/08                  319,026
  31,971   Met Life, Inc., 2.7%, 11/3/08                           31,971
 321,350   HSBC Securities, Inc., 2.88%, 9/29/08                  321,350
 315,566   Honda Finance Corp., 2.92%, 7/14/09                    315,566
 160,149   Royal Bank of Scotland, 2.66%, 10/14/08                160,149
  96,394   John Deere Capital Corp., 2.78%, 12/12/08               96,394
 321,350   Monumental Global Funding, Ltd., 3.24%, 8/17/09        321,350
 289,215   New York Life Global, 2.98%, 9/4/09                    289,215
 321,350   Societe Generale, 3.29%, 9/4/09                        321,350
  30,586   Bank Bovespa NY, 2.79%, 3/12/09                         30,586
 144,585   General Electric Capital Corp., 2.77%, 1/5/09          144,585
 160,629   General Electric Capital Corp., 2.82%, 3/16/09         160,629
 160,675   CME Group, Inc., 3.0%, 8/6/09                          160,675
  59,427   IBM, 3.18%, 2/13/09                                     59,427
 160,675   IBM, 3.18%, 6/26/09                                    160,675
 289,215   Met Life Global Funding, 3.16%, 6/12/09                289,215
 321,350   U.S. Bank, 2.912%, 8/24/09                             321,350
  32,100   Wachovia Corp., 2.85%, 10/28/08                         32,100
 273,147   WestPac, 3.18%, 6/1/09                                 273,147
                                                            $   3,840,714
           Mutual Funds:
 241,012   AIM Short Term Investment Trust, 2.47%           $     241,012
 241,012   Dreyfus Preferred Money Market Fund, 3.18%             241,012
                                                            $     482,025
           Tri-party Repurchase Agreements:
 964,050   ABN Amro, 2.11%, 9/2/08                          $     964,050
 120,635   Barclays Capital Markets, 2.11%, 9/2/08                120,635
  73,207   Deutsche Bank, 2.11%, 9/2/08                            73,207
1,131,152  Lehman Brothers, 2.11%, 9/2/08                       1,131,152
                                                            $   2,289,043
           Time Deposit:
 482,025   SunTrust Banks, Inc., 1.875%, 9/2/08             $     482,025
           Other:
  47,927   ABS CFAT 2008-A A1, 3.005%, 4/27/09              $      47,927
           Total Securities Lending Collateral              $  11,264,835
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $11,264,835)                              $  11,264,835
           TOTAL INVESTMENT IN SECURITIES - 123.0%
           (Cost  $55,895,121) (a)                          $  56,101,656
           OTHER ASSETS AND LIABILITIES - (23.0)%           $ (10,475,798)
           TOTAL NET ASSETS - 100.0%                        $  45,625,858

       *   Non-income producing security.

     PIK   Represents a pay in kind security.

  (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified

     (a) At August 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $55,960,310 was as follows:

           Aggregate gross unrealized gain for all investmen$
3,117,943

           Aggregate gross unrealized loss for all investments
(2,976,596)

           Net unrealized gain                              $
141,347

    (b)    At August 31, 2008, the following securities were out on loan:

  Shares   Description                                           Value
   14,000  Polyment Mining Corp. *                          $     45,360
   26,100  AMAG Pharmaceuticals, Inc. *                        1,009,809
   16,000  Akamai Technologies, Inc. *                           366,400
    5,000  Belden CDT, Inc.                                      183,700
   48,500  BioMarin Pharmaceutical, Inc. *                     1,461,790
    7,000  City National Corp.                                   346,430
    9,500  General Cable Corp. *                                 467,590
   26,000  Inverness Medical Innovations, Inc. *                 923,520
    3,200  Itron, Inc. *                                         331,456
    8,000  Marshall & Ilsley Corp.                               123,200
   33,800  New York Community Bancorp, Inc.                      557,362
   31,100  Pinnacle Entertainment, Inc. *                        344,899
    5,000  Plains Exploration and Product Co. *                  269,500
    9,000  Riverbed Technology, Inc. *                           153,090
   55,600  KBW Regional Banking ETF                            1,784,760
    3,000  Texas Industries, Inc.                                158,010
  130,230  Insulet Corp. *                                     1,867,498
    4,000  Dollar Tree Stores, Inc. *                            153,440
           Total                                            $ 10,547,814

    (c)    Debt obligation with a variable interest rate.
The rate shown is the rate at period end.


FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of August 31, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments    Other Financial
						in Securities	Instruments
Level 1 - Quoted Prices                          $54,892,431      -
Level 2 - Other Significant Observable Inputs	   1,209,225      -
Level 3 - Significant Unobservable Inputs            -            -
           Total                                 $56,101,656      -



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.